Employee benefit expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Employee benefit expenses
8.	Employee benefit expenses

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Wages, salaries and bonuses	111,794	153,815	195,462
Welfare expenses	7,500	8,866	8,637
Housing funds	7,996	11,465	14,799
Contributions to pension plans (Note)	19,573	26,446	20,137
Share-based compensation expenses (Note 27(d))	29,644	35,884	29,951

	176,507	236,476	268,986

Note:
The employees of the Group in the PRC are members of a state-managed pension scheme operated by the PRC Government. The Group is required to contribute a specified percentage of payroll costs as determined by local government authority to the pension obligations to fund the benefits. The only obligation of the Group with respect to the retirement benefits scheme is to make the specified contribution under the scheme.
Employee benefit expenses were charged in the following categories in the consolidated statements of loss:

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Cost of revenue	21,737	27,375	27,108
Selling expenses	75,303	101,378	101,379
Administrative expenses	48,529	60,084	64,610
Research and development expenses	30,938	47,639	75,889

	176,507	236,476	268,986